Operating Segment - Schedule of Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 1,180,022	$ 939,780
Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 1,180,022	939,780
CHINA | Bottom of range [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Percentage of revenue	10.00%
CHINA | Customer one [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 209,600	195,600
CHINA | Customer two [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	145,100	187,700
CHINA | Customer three [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 127,800	168,100
CHINA | Customer four [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		$ 124,900